UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 5/31/11

Item 1.  Reports to Stockholders.

COPELAND RISK MANAGED DIVIDEND GROWTH FUND

Cusip: 279809107

Semi - Annual Report

May 31, 2011

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Copeland Risk Managed Dividend Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Copeland Risk Managed Dividend Growth Fund Semi-Annual Report

May 31, 2011

Dear Fellow Shareholders:

Copeland Capital is pleased to review the performance of the Risk Managed Dividend Growth Fund since its launch on December 28, 2010 through May 31, 2011.

During the period the Fund delivered a positive 9.4% return, beating the S&P 500’s 7.8% gain. The Fund also outpaced the 8.8% return of the Mergent Dividend Achievers Index (DAA), which we view as a proxy for the dividend growth universe. Because all sectors of the market maintained positive “buy” signals in our quantitative model for the entire period, the Fund remained equally weighted in each sector. As a result, virtually all of the excess performance was driven by stock selection.

Reflective of the market’s shift away from higher risk stocks later in the period, the Healthcare sector finished with a tailwind and led the market. The Fund was well represented by AmerisourceBergen (ABC, 2.2% of holdings), a leading pharmaceutical distributor. The top performer in the Fund was chemical producer NewMarket Corp. (NEU, 2.6% of holdings), as high demand and pricing for its petroleum additives supported strong profit growth. Utility stock ONEOK Inc. (OKE, 2.2% of holdings), an operator of oil and gas pipelines and storage facilities, rose as new domestic oil and gas discoveries are driving demand for infrastructure that delivers such resources to the marketplace. Ross Stores (ROST, 2.2% of holdings) led our consumer discretionary stocks as the lackluster employment market increasingly leads consumers to this off-price retailer.

Financials were by far the weakest sector during the period. While insurer AmTrust Financial (AFSI, 2.4% of holdings) was among the Fund’s top performers, Aflac (AFL, 1.7% of holdings) fell because of its exposure to European debt, and Republic Bancorp Inc. (RBCAA, 0.0% of holdings) fell when the government objected to its tax refund lending business. Republic was sold from the Fund because we felt this regulatory scrutiny puts the dividend at risk. Meanwhile, Target (TGT, 2.1% of holdings) struggled to deliver on sales expectations in an environment in which consumer demand seems stronger at the lower end and higher end, while Target’s middle class consumer was squeezed.  Because we believe the dividends at Aflac and Target remain stable we continued to hold those positions at period end.

After a pause during the summer of 2010, the economy accelerated in the back half of the year and into 2011, assisted by the Federal Reserve's second round of quantitative easing (“QE2”), corporate profits and signs that corporations were finally deploying their cash hoards into capital investment, acquisitions, and even the hiring of new employees. As a result, 2011 began with a strong rally in equities, which delivered their largest first quarter gain since 1998. Early on, cyclical stocks, particularly the Energy sector, led the charge upward, as commodities, including oil, spiked higher.  As we moved into the second quarter however, a grimmer reality soon set in. Fueled by food and energy inflation, political uprisings spread across the Middle East, and soon US and NATO forces were bombing Libya. In other parts of the world, the same inflationary pressures led emerging market governments to engage in aggressive monetary tightening. At the same time, the devastating tsunami and earthquake caused a nuclear crisis in Japan, impacting global supply chains. Investors and business leaders grew more risk averse as economic data began to reflect a “double dip” in housing and a slowdown in job gains. Adding to their anxiety, the European sovereign debt crisis emerged from hibernation and investors fretted over the potential impact of the end of QE2. While stocks churned higher until the end of April, defensive sectors, such as Healthcare, Staples and Utilities, and dividend paying stocks in particular, took over leadership roles.   The market was under pressure for the entire month of May, although the magnitude of the decline was quite modest relative to the gathering storm clouds ..

The relative performance of the Copeland Risk Managed Dividend Growth Fund steadily improved as risk aversion rose and the merits of dividend growth stocks became more enticing. Investors began to realize that neither a prolonged economic boom, nor never-ending fiscal and monetary support, was likely to materialize. We believe at least one of these paths will be required to re-ignite a rally in high risk assets. On the contrary, the Fed is already holding rates near zero and is very reluctant to consider “QE3”, while the degree of fiscal austerity is up for debate in Congress, not another massive stimulus effort. With this challenging backdrop, we take comfort in knowing that every stock in the Fund has been able to raise its dividend each year for at least the past five years, even through a severe recession. Our proprietary ranking system is then applied to this dividend growth universe, which enables us to identify for purchase the stocks that we feel offer the best combination of dividend growth and yield, as well as those stocks with the greatest risk of a dividend cut, which of course we endeavor to avoid. We believe that the growth of the dividends will allow our stocks to realize greater value over time, despite the potential for short run price volatility.

Many investors are uncertain whether it is appropriate to invest in equities after the market has nearly doubled from the 2008 recession’s lows, given all of the risks listed above. We believe Copeland is well-prepared to deal with this question. The Fund utilizes quantitative sector signals to determine the monthly asset allocation between cash and equities as well as the allocation amongst sectors of the market. The Fund’s mandate is to raise cash and protect capital when market signals broadly turn negative. However at May 31, 2011 all sectors of the market maintained positive “buy” signals. Therefore the portfolio remains fully invested in dividend growth stocks.  When the market becomes more discerning, the Fund will eliminate exposure to one or more market sectors. Until then, we feel confident that our fundamental approach to picking dividend growth stocks will yield solid returns for our clients.

We are thankful for your support, and committed to generating results that reward you for investing with Copeland Capital.

May 31, 2011

The data quoted above represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1-888-9-COPELAND.

The S&P 500 Index:  an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Mergent Dividend Achievers Index:  tracks companies that have increased their annual regular dividends for at least the past 10 consecutive years and have met specific liquidity screening criteria. The Dividend Achievers are typically companies with strong cash reserves, solid balance sheets and a proven record of consistent earnings growth

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

NLD Review Code 1375-NLD-6/30/2011

* Footnote:  Cash

   percentage may differ

   from the Generally

   Accepted Accounting

   Principals reflected

   in the Portfolio of

   Investments.

Top Five Performers thru 5/31/11	% of Portfolio at 5/31/11
NewMarket Corp. (NEU)	2.6%
ONEOK, Inc. (OKE)	2.2%
Ross Stores, Inc. (ROST)	2.2%
AmTrust Financial (AFSI)	2.4%
Albemarle Corp. (ALB)	2.3%

Bottom Five Performers thru 5/31/11	% of Portfolio at 5/31/11
Republic Bancorp, Inc. (RBCAA)	0.0%
Target Corp. (TGT)	2.1%
AFLAC Inc. (AFL)	1.7%
Hawkins, Inc. (HWKN)	0.0%
Murphy Oil Corp. (MUR)	2.1%

Top Ten Holdings - 5/31/11	% of Portfolio
NewMarket Corp. (NEU)	2.6%
Flowers Foods Inc. (FLO)	2.4%
CSX Corp. (CSX)	2.4%
Phillip Morris Int'l. (PM)	2.4%
AmTrust Financial Svcs., Inc. (AFSI)	2.4%
Rogers Communications, Inc. (RCI)	2.3%
Harris Corp. (HRS)	2.3%
Accenture Ltd. (ACN)	2.3%
Ecolab, Inc. (ECL)	2.3%
WW Grainger (GWW)	2.3%

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2011
Shares			Market Value
	COMMON STOCK - 96.53%
	AEROSPACE / DEFENSE - 2.11%
4,211	Northrop Grumman Corp.		$ 274,936

	AGRICULTURE - 2.31%
4,200	Philip Morris International, Inc.		301,350

	BANKS - 2.17%
5,819	Bank of the Ozarks, Inc.		282,862

	CHEMICALS - 7.01%
4,050	Albemarle Corp.		286,902
5,371	Ecolab, Inc.		294,760
1,898	NewMarket Corp.		330,670
			912,332
	COAL - 2.19%
3,903	Alliance Resource Partners LP		284,490

	COMPUTERS - 4.38%
5,145	Accenture PLC - Cl. A		295,272
1,631	International Business Machines Corp.		275,525
			570,797
	DISTRIBUTION / WHOLESALE - 2.24%
1,933	WW Grainger, Inc.		292,018

	DIVERSIFIED FINANCIAL SERVICES - 2.08%
4,280	T. Rowe Price Group, Inc.		270,924

	ELECTRIC - 4.32%
4,735	NextEra Energy, Inc.		274,393
7,602	Unisource Energy Corp.		288,040
			562,433
	FOOD - 4.55%
9,206	Flowers Foods, Inc.		306,836
9,737	Hormel Foods Corp.		285,586
			592,422
	GAS - 4.21%
6,669	Chesapeake Utilities Corp.		269,694
8,472	UGI Corp.		277,712
			547,406
	INSURANCE - 3.97%
4,513	Aflac, Inc.		215,676
13,238	Amtrust Financial Services, Inc.		300,900
			516,576
	MACHINERY - DIVERSIFIED - 2.01%
2,482	Cummins, Inc.		261,206

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011
Shares			Market Value
	MINING - 4.18%
2,858	BHP Billiton Ltd. - ADR		$ 272,710
2,918	Compass Minerals International, Inc.		271,286
			543,996
	MISCELLANEOUS MANUFACTURING - 2.12%
4,780	ITT Corp.		275,424

	OIL & GAS - 6.33%
2,744	Chevron Corp.		287,873
3,795	Murphy Oil Corp.		261,437
2,541	Occidental Petroleum Corp.		274,047
			823,357
	PHARMACEUTICALS - 10.48%
5,327	Abbott Laboratories		278,336
6,882	AmerisourceBergen Corp.		283,676
5,093	AstraZeneca PLC - ADR		266,873
4,237	Novartis AG - ADR		273,371
2,078	Novo Nordisk A/S		261,849
			1,364,105
	PIPELINES - 4.21%
9,638	Genesis Energy LP		264,370
3,986	Oneok, Inc.		283,365
			547,735
	REITS - 2.14%
4,467	Digital Realty Trust, Inc.		278,607

	RETAIL - 14.66%
6,348	Buckle, Inc.		270,996
6,349	Casey's General Stores, Inc.		263,166
5,661	Darden Restaurants, Inc.		286,730
3,480	Ross Stores, Inc.		285,221
5,286	Target Corp.		261,816
5,158	TJX Co., Inc.		273,477
6,102	Walgreen Co.		266,230
			1,907,636
	SEMICONDUCTORS - 1.98%
11,446	Intel Corp.		257,649

	TELECOMMUNICATIONS - 4.54%
5,973	Harris Corp.		295,305
7,736	Rogers Communications, Inc.		295,825
			591,130
	TRANSPORTATION - 2.34%
3,842	CSX Corp.		304,671

	TOTAL COMMON STOCK		12,564,062
	( Cost - $12,208,665)
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011
Shares			Market Value
	SHORT-TERM INVESTMENTS - 6.87%
894,197	AIM STIT, 0.02% *		$ 894,197
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $894,197)

	TOTAL INVESTMENTS - 103.40%
	( Cost - $13,102,862) (a)		13,458,259
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.40%)		(442,086)
	NET ASSETS - 100.00%		$ 13,016,173
_________
ADR - American Depositary Receipt
* Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 448,624
		Unrealized Depreciation:	(93,227)
		Net Unrealized Appreciation:	$ 355,397
The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $13,102,862)	$ 13,458,259
Dividends and Interest Receivable	20,242
Receivable for Securities Sold	255,486
Receivable for Fund Shares Sold	315,249
Deferred Offering Costs	25,404
Prepaid Expenses and Other Assets	30,977
Total Assets	14,105,617

Liabilities:
Payable for Securities Purchased	1,000,721
Payable to Investment Adviser	57,754
Accrued Distribution Fees	2,206
Payable to Other Affiliates	8,229
Accrued Expenses and Other Liabilities	20,534
Total Liabilities	1,089,444

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized;
1,191,592 shares outstanding)	$ 13,016,173
Net Asset Value and Redemption Price Per Share*
($13,016,173 / 1,191,592 shares of beneficial interest outstanding)	$ 10.92
Offering Price Per Share
($10.92 / 0.9425)	$ 11.59

Composition of Net Assets:
At May 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 12,643,501
Undistributed Net Investment Income	12,288
Accumulated Net Realized Gain From Security and Foreign
Currency Transactions	4,987
Net Unrealized Appreciation on Investments	355,397
Net Assets	$ 13,016,173
___________
*The Fund charges a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain the Fund's minimum balance requirement.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ending May 31, 2011*

Investment Income:
Dividend Income (Less $173 Foreign Taxes Withholding)	$ 36,807
Interest Income	95
Total Investment Income	36,902

Expenses:
Trustees' Fees	43,679
Organizational Expenses	21,370
Offering Costs	18,145
Registration & Filing Fees	17,517
Administration Fees	16,767
Investment Advisory Fees	14,781
Fund Accounting Fees	13,204
Transfer Agent Fees	8,719
Legal Fees	8,148
Audit Fees	7,058
Printing Expense	6,708
Chief Compliance Officer Fees	5,659
Insurance Expense	5,450
Custody Fees	4,192
Distribution Fees	3,695
Miscellaneous Expenses	1,807
Total Expenses	196,899
Less: Fees Waived/Expenses Reimbursed by Adviser	(175,451)
Net Expenses	21,448
Net Investment Income	15,454

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net Realized Gain on Security Transactions and Foreign Currencies	4,987
Net Change in Unrealized Appreciation on Investments	355,397
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions	360,384

Net Increase in Net Assets Resulting From Operations	$ 375,838

_______
*The Fund commenced operations on December 28, 2010

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
ended
May 31, 2011*
Operations:	(Unaudited)
Net Investment Income	$ 15,454
Net Realized Gain on Investments and Foreign Currency Transactions	4,987
Net Change in Unrealized Appreciation on Investments	355,397

Net Increase in Net Assets Resulting From Operations	375,838

Distributions to Shareholders From:
Net Investment Income ($0.02 per share)	(3,166)
Total Distributions to Shareholders	(3,166)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,184,512 shares)	12,574,500
Distributions Reinvested (274 shares)	2,846
Cost of Shares Redeemed (3,194 shares)	(33,924)
Redemption Fees	79
Total Beneficial Interest Transactions	12,543,501

Increase in Net Assets	12,916,173

Net Assets:
Beginning of Period	100,000
End of Period**	$ 13,016,173

**Includes undistributed net investment income of:	$ 12,288
______
*The Fund commenced operations on December 28, 2010.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	May 31, 2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment income (a)	0.05
Net gain from securities
(both realized and unrealized)	0.89
Total from operations	0.94

Distributions to shareholders from:
Net investment income	(0.02)
Total distributions	(0.02)

Net Asset Value, End of Period	$ 10.92

Total Return (b)	9.38%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,016
Ratio of expenses to average net assets:
before reimbursement	13.01%	(c)
net of reimbursement	1.45%	(c)
Ratio of net investment income to average net assets	1.02%	(c)
Portfolio turnover rate	12%	(d)

__________
*The Fund commenced operations on December 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  May 31, 2011

1.

ORGANIZATION

Copeland Risk Managed Dividend Growth Fund (the “Fund”) is a non-diversified series of Copeland Trust (the “Trust”).  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust was organized as a statutory trust on September 10, 2010 under the laws of the State of Delaware.  The investment objective of the Fund is to seek long-term capital appreciation and income.  The Fund commenced operations on December 28, 2010.

The Fund currently offers Class A shares only.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Copeland Risk Managed Dividend Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

  May 31, 2011

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2011 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 12,564,062	$ -	$ -	$ 12,564,062
Short-Term Investments	894,197	-	-	894,197
Total	$ 13,458,259	$ -	$ -	$ 13,458,259

        The Fund did not hold any Level 3 securities during the period.

           There were no significant transfers between Level 1 and Level 2 during the current period presented.

        * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Organizational and Offering Costs – Organizational costs of $21,370 were charged to expenses as incurred.  Offering costs incurred by the Fund of $43,549 were treated as deferred charges until operations commenced and will be amortized over a 12 month period using the straight line method.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund may make significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of

Copeland Risk Managed Dividend Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

  May 31, 2011

the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Subject to the authority of the Board, the adviser is responsible for management of the Fund’s investment portfolio.  Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Copeland Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended May 31, 2011, the Adviser earned advisory fees of $14,781.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2012, to ensure that Net Annual Operating Expenses (including offering expenses, but excluding any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.45% of the Fund’s average daily net assets.  The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratios fall below the above indicated expense limitations.  The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation.   Under such agreement, the Adviser can only recover such amounts for a period of up to three years.  For the period ended May 31, 2011, the Adviser reimbursed expenses of $175,451, all of which will expire in 2014.

The Fund has entered into a servicing agreement with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  The terms of the agreement are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Copeland Risk Managed Dividend Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

  May 31, 2011

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A certain officer of the Fund is also an officer of GFS, and is not paid any fees directly by the Fund for serving in such capacity.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended May 31, 2011, the Fund incurred $5,659 expenses for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended May 31, 2011, GemCom received $1,082 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, Class A shares may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended May 31, 2011, Class A shares incurred distribution fees of $3,695.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive (i) a base annual retainer of $16,000 ($6,000 for the fiscal year ending November 30, 2011), (ii) $10,000 for attendance at four regularly scheduled Board meetings, (iii) $4,000 for attendance at two regularly scheduled Audit Committee meetings, (iv) $750 and $2,500 per each additional telephonic or in person meeting, respectively, and (v) reimbursement for any reasonable expenses incurred attending the meetings.  For carrying out his additional responsibilities, the independent Chairman of the Board will receive an additional $9,000 per year ($6,000 for the fiscal year ending November 30, 2011).  The foregoing compensation will be paid in quarterly payments.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Copeland Risk Managed Dividend Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

  May 31, 2011

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended May 31, 2011 amounted to $12,678,156 and $474,470, respectively.

5.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Copeland Risk Managed Dividend Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)                         May 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/28/10)	Ending Account Value (5/31/11)	Expenses Paid During the Period (12/28/10 to 5/31/11)
Actual*	$1,000.00	$1,093.77	$ 6.45
Hypothetical** (5% return before expenses)	$1,000.00	$1,017.70	$ 7.29

* Expenses Paid During Period- Actual  are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the  period, multiplied by 155 days and divided by 365 (to reflect the number of days in the period from December 28, 2010, commencement of operations, through May 31, 2011).

**Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the  period, multiplied by 182 days and divided by 365 (to reflect the number of days in the six month period ended May 31, 2011).

Approval of the Management Agreement

On November 15, 2010, the Board of Trustees of Copeland Trust (the “Trust”), including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust, on behalf of the Copeland Risk Managed Dividend Growth Fund (the “Fund”), and Copeland Capital Management, LLC (“Copeland”).  The Board discussed the specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees reviewed Copeland’s responses to an investment adviser questionnaire, copies of which had previously been supplied to the Trustees for their review.

As to the nature of Copeland’s business and the qualifications of its personnel, the Trustees reviewed a copy of Copeland’s registration statement on Form ADV (Parts I and II).  The Trustees discussed the experience of the portfolio managers, noting their many years of experience as portfolio managers.  As to the nature, extent and quality of the services to be provided by Copeland to the Fund, the Trustees considered that, under the terms of the Agreement, Copeland would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as Copeland in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund, consistent with the Fund’s investment objective and policies.   Copeland will furnish such reports, evaluations, information or analyses to the Trust as the Board of Trustees of the Trust may request from time to time or as Copeland may deem to be desirable.  Copeland also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.

The Trustees noted that Copeland had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  Additionally, they noted that Copeland has adequate resources to access the necessary research and concluded the portfolio managers’ prior portfolio management experience would apply equally well to a mutual fund setting.

Representatives of Copeland delivered a presentation to the Board regarding the development of the Copeland Risk Managed Dividend Growth Index, which the Fund is intended to track.  They described the strategy of the index and its past performance in a variety of market conditions over the previous ten year period.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Copeland, the Trustees reviewed and discussed Copeland’s estimates of its profitability and its financial condition.  They noted that Copeland expected net losses during the first year of operations and continuing losses should the Fund fail to attract sufficient assets.  They also discussed the proposed expense limitation agreement.  Based on their review, the Trustees concluded that they were satisfied that Copeland’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to Copeland and compared those fees to management fees paid by funds in a peer group.  It was noted that the peer group was composed of dividend growth funds with a tactical strategy.  The Trustees also compared the total expense ratio of the Fund with the expense ratio of funds in the peer group.  The Trustees noted that the Fund’s management fee was slightly below the average management fee for the peer group and the Fund's total expense ratio, taking into account Copeland's agreement to cap the expenses of the Fund, was below the average for the peer group.  Additionally, the Trustee considered the fees charged by Copeland for its privately managed accounts and noted that the management fee for the Fund was in line with the fees for those accounts.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expected to receive from Copeland and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the  Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Copeland to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Investment Adviser

Copeland Capital Management, LLC

8 Tower Bridge

161 Washington Street, Suite 1650

Conshohocken, PA 19428

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-9-COPELAND.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics –Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

8/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

8/9/11

By (Signature and Title)

/s/Mark W. Giovanniello

Mark W. Giovanniello, Treasurer

Date

8/9/11